NOTES PAYABLE (Details Narrative) - Winvest Groups Ltd [Member] - USD ($)	1 Months Ended
	Feb. 28, 2023	Mar. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Notes Payable		$ 46,538	$ 0
Paypal Business Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	19.19%
[custom:MaximumBorrowingCapacity-0]	$ 90,000
Debt Instrument, Face Amount	$ 50,000
[custom:PeriodicPaymentDescription]	$1730.77 per week for 52 weeks until the loan is paid off.